SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Acquisition of Global Technical Services, Inc and Global Contract Professionals, Inc.

On October 1, 2017 (the “Global Closing Date”), the Company completed its acquisition of Global Technical Services, Inc. (“GTS”) and Global Contract Professionals, Inc. (“GCP) (collectively, the “Global Entities”) (the “Global Merger”). Consideration (“Global Merger Consideration”) paid as part of the Global Merger included: (a) $750,000 in cash, (b) 375,000 shares of Novume common stock and (c) 240,861 shares of Novume Series B Cumulative Convertible Preferred Stock (the “Novume Series B Preferred Stock”). In addition to the Global Merger Consideration, Novume paid $365,037 to satisfy in full all of the outstanding debt of GTS and GCP at closing, except for certain intercompany debt and ordinary course debt, and amounts due under (a) the Secured Account Purchase Agreement dated August 22, 2012 by and between GTS and Wells Fargo Bank, National Association (the “GTS Wells Fargo Credit Facility”) and (b) the Secured Account Purchase Agreement dated August 22, 2012 by and between GCP and Wells Fargo Bank, National Association (the “GCP Wells Fargo Credit Facility” and together with the GTS Wells Fargo Credit Facility, the “Wells Fargo Credit Facilities”), which will remain in effect following the consummation of the Global Merger. In connection with the Wells Fargo Credit Facilities, Novume has delivered to Wells Fargo Bank, National Association, general continuing guaranties dated September 29, 2017 and effective upon the Global Closing Date of the Global Merger (the “Wells Fargo Guaranty Agreements”), guaranteeing the obligations of GTS and GCP (as defined in the Wells Fargo Guaranty Agreements) under the Wells Fargo Credit Facilities, and paid $175,000 in the aggregate to reduce the current borrowed amounts under the Wells Fargo Credit Facilities as of the Global Closing Date.

Issuance of Series B Cumulative Convertible Preferred Stock

As part of the Global Merger, the Company created 240,861 shares of $.0001 par value Novume Series B Cumulative Convertible Preferred Stock (the “Series B Preferred Stock”). All Series B Preferred Stock was issued at a price of $10 per share as part of the acquisition of the Global Merger. The Series B Preferred Stock is entitled to quarterly cash dividends of 1.121% (4.484% per annum) per share. The Series B Preferred Stock has a conversion price of $5 per share. Each Series B Preferred Stock has an automatic conversion feature based on the share price of Novume.